Condensed Financial Information of the Parent Company - Condensed Financial Information of Parent Company (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 754,308	$ 115,603	¥ 312,058
Total current assets	815,469	124,976	340,353
Other non-current assets	30,398	4,658	23,541
TOTAL ASSETS	964,950	147,884	412,217
Current liabilities:
Total current liabilities	93,361	14,308	18,166
TOTAL LIABILITIES	145,287	22,266	156,861
Shareholders' deficit:
Accumulated other comprehensive loss	(23,912)	(3,665)	(3,159)
Accumulated deficit	(564,029)	(86,441)	(289,396)
Total shareholders' deficit	(587,873)	(90,096)	(292,487)	¥ (81,021)	¥ (8,029)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	964,950	147,884	412,217
Parent Company [member]
Current assets:
Cash and cash equivalents	683,565	104,761	236,263
Amounts due from related parties			138,695
Total current assets	683,565	104,761	374,958
Investments in subsidiaries	148,654	22,782	41,198
Amounts due from related parties	29,915	4,585	23,000
Other non-current assets	17,568	2,691
TOTAL ASSETS	879,702	134,819	439,156
Current liabilities:
Amounts due to related parties	45,587	6,986	44,705
Accruals and other current liabilities	14,452	2,215	400
Total current liabilities	60,039	9,201	45,105
Convertible loans			138,695
TOTAL LIABILITIES	60,039	9,201	183,800
Mezzanine equity:
Total mezzanine equity	1,407,536	215,714	547,843
Shareholders' deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 99,044,776 and 99,044,776 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	68	10	68
Accumulated other comprehensive loss	(23,912)	(3,665)	(3,159)
Accumulated deficit	(564,029)	(86,441)	(289,396)
Total shareholders' deficit	(587,873)	(90,096)	(292,487)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	879,702	134,819	439,156
Parent Company [member] | Series A convertible redeemable preferred shares [member]
Mezzanine equity:
Total mezzanine equity	110,468	16,930	82,334
Parent Company [member] | Series B 1 convertible redeemable preferred shares [Member]
Mezzanine equity:
Total mezzanine equity	142,481	21,836
Parent Company [member] | Series B 2 convertible redeemable preferred shares [member]
Mezzanine equity:
Total mezzanine equity	495,799	75,985	¥ 465,509
Parent Company [member] | Series C convertible redeemable preferred shares [Member]
Mezzanine equity:
Total mezzanine equity	¥ 658,788	$ 100,963